Note 5 - Revolving Credit Facility	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
5
. Revolving Credit Facility

The Company completed the closing of a
five
-year revolving credit facility (“Revolver”) on
July 5, 2016.
Maximum borrowings under the Revolver total
$400.0
million from
April
through
July
and
$500.0
million from
August
through
March.
The Revolver balance as of
March 31, 2019
was
$155.3
million, with a weighted average interest rate of
4.00%
(LIBOR plus a spread) and is included in Long-Term Debt in the accompanying Consolidated Balance Sheet. The Revolver is secured by accounts receivable and inventories with a carrying value of
$585.9
million. The Company had
$11.4
million and
$10.4
million of outstanding standby letters of credit as of
March
31,
2019
and
2018,
respectively, which reduces borrowing availability under the Revolver. See Note
6,
Long-Term Debt, for additional comments related to the Revolver.